FAIR VALUE MEASUREMENTS (Details 2) - Significant unobservable inputs (Level 3) [Member]	9 Months Ended
Sep. 30, 2016 $ / shares
Stock price	$ 0.64
Contractual life (years)	7 months 6 days
Volatility	118.00%
Risk-free rate of interest	0.50%
Dividend yield	0.00%